Capital structure and financing, Ordinary Shares Outstanding (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 AUD ($) shares	Nov. 03, 2023 $ / shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 € / shares shares	Jun. 30, 2022 € / shares shares	Jun. 30, 2021 € / shares shares
Ordinary Shares Outstanding [Abstract]
Par value (in dollars per share) | $ / shares			$ 0.0001
Consideration for shares surrendered | $		$ 0
Contributed Equity [Member]
Ordinary Shares Outstanding [Abstract]
Number of shares outstanding	1,885,184			25,000	25,000	100	100
Beginning of period (in shares)	25,000	100
Ordinary shares issued (in shares)	10,000	24,900
Surrender by holder to the Company (in shares)	(25,000)
Ending of period (in shares)	1,885,184	25,000
Par value (in dollars per share) | (per share)	$ 0.0001			$ 0.0001	€ 1	€ 1	€ 1
Contributed Equity [Member] | Carbon Revolution Limited [Member]
Ordinary Shares Outstanding [Abstract]
Ordinary shares issued (in shares)	1,367,211
Par value (in dollars per share) | $ / shares	$ 0.0001
Contributed Equity [Member] | Twin Ridge Capital Acquisition Corp [Member]
Ordinary Shares Outstanding [Abstract]
Ordinary shares issued (in shares)	506,473
Par value (in dollars per share) | $ / shares	$ 0.0001
Contributed Equity [Member] | Yorkville [Member]
Ordinary Shares Outstanding [Abstract]
Ordinary shares issued (in shares)	1,500
Par value (in dollars per share) | $ / shares	$ 0.0001